Related party transactions (Details 2)	12 Months Ended
	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ARS ($)
Statement [Line Items]
Total associates and joint ventures	$ 169,000,000		$ (58,000,000)	$ 369,000,000
Total other related parties	(30,000,000)		(363,000,000)	33,000,000
Total parent company		$ 8	8	0
Total Directors and Senior Management	(1,007,000,000)		(681,000,000)	(996,000,000)
Total related party transaction 1	(860,000,000)		(1,094,000,000)	(594,000,000)
Donations	(183,000,000)		(153,000,000)	(309,000,000)
Other Associates And Joint Ventures [Member]
Statement [Line Items]
Corporate services			0	45,000,000
Financial operations	93,000,000		56,000,000	15,000,000
Leases and/or rights of use	(2,000,000)		14,000,000	89,000,000
Taaman [Member]
Statement [Line Items]
Corporate services	0		0	69,000,000
Other Related Parties [Member]
Statement [Line Items]
Financial operations	0		0	5,000,000
Leases and/or rights of use	(7,000,000)		(6,000,000)	47,000,000
Fees and remunerations	0		(35,000,000)	(24,000,000)
Legal services	(7,000,000)		(6,000,000)	(14,000,000)
Donations	(16,000,000)		0	(50,000,000)
IFISA [Member]
Statement [Line Items]
Financial operations	8,000,000		8,000,000	0
Directors [Member]
Statement [Line Items]
Fees and remunerations	(939,000,000)		(610,000,000)	(820,000,000)
Compensation of Directors and senior management	(44,000,000)		(45,000,000)	(95,000,000)
CAMSA And Its Subsidiaries [Member]
Statement [Line Items]
Management fee	0		(316)	0
Senior Management [Member]
Statement [Line Items]
Compensation of Directors and senior management	(24,000,000)		(26,000,000)	(81,000,000)
Agro Uranga S.A. [Member]
Statement [Line Items]
Sale of goods and/or services				7,000,000
ISPRO-MEHADRIN [Member]
Statement [Line Items]
Corporate services	0		0	45,000,000
BACS [Member]
Statement [Line Items]
Financial operations	0		(8)	0
Leases and/or rights of use	78,000,000		77,000,000	81,000,000
Agrofy S.A. [Member]
Statement [Line Items]
Administrations fee	0		0	5,000,000
Tarshop S.A. [Member]
Statement [Line Items]
Leases and/or rights of use	$ 0		$ 0	$ 89